EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 002-27962) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 155 (“Amendment No. 155”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 155 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-15-000533) on April 27, 2015:

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Core Bond Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund (statement of additional information only)

Eaton Vance Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Parametric Absolute Return Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:  /s/ Maureen A. Gemma

      Maureen A. Gemma, Esq.

      Secretary

Date:  May 1, 2015

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